CONCENTRATION OF RISK (Tables) (Customer risk)	12 Months Ended
Dec. 31, 2013
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	98,684	82,663	112,292	18,549
Customer B	*	*	160,582	26,562
*not greater than 10%
Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Customer A	46,324	44,987	7,431
Customer C	*	32,571	5,380
*not greater than 10%